As filed with the Securities and Exchange Commission on May 30, 2001
                                               Securities Act File No. 333-52208
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-14

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         [X]

                           Pre-Effective Amendment No.

                         Post-Effective Amendment No. 2                      [X]


                      PILGRIM GROWTH AND INCOME FUND, INC.
               (Exact Name of Registrant as Specified in Charter)


           7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258
               (Address of Principal Executive Offices) (Zip Code)


                                 (800) 992-0180
                  (Registrant's Area Code and Telephone Number)


                                James M. Hennessy
                          ING Pilgrim Investments, LLC
                         7337 East Doubletree Ranch Road
                            Scottsdale, Arizona 85258
                     (Name and Address of Agent for Service)


                                 With copies to:
                             Jeffrey S. Puretz, Esq.
                                     Dechert
                              1775 Eye Street, N.W.
                              Washington, DC 20006

                                   ----------

        It is proposed that this filing will become effective immediately upon filing pursuant to Rule 485(b) under the Securities Act of 1933.

                                   ----------

No filing fee is required because an indefinite number of shares have previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.

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
                                EXPLANATORY NOTE

     The purpose of this filing is to file as an exhibit the opinion and consent of counsel supporting the tax matters and consequences to shareholders of the reorganization, as required by Item 16 (12) of Form N-14. Parts A and B to this Registration Statement are incorporated by reference to the definitive Proxy Statement/Prospectus filed on EDGAR on January 30, 2001 (SEC File No.
333-52208), and the definitive Statement of Additional Information filed on EDGAR on December 19, 2000 (SEC File No. 333-52208).

                                     PART C

                                OTHER INFORMATION

ITEM 15. INDEMNIFICATION

     Article Sixth of the Articles of Incorporation provides the following:

     (1) To the fullest extent that limitations on the liability of directors and officers are permitted by the Maryland General Corporation Law, no director or officer of the corporation shall have any liability to the corporation or its stockholders for damages. This limitation on liability applies to events occurring at the time a person serves as a director or officer of the corporation whether or not such person is a director or officer at the time of any proceeding in which liability is asserted.

     (2) The corporation shall indemnify and advance expenses to its currently acting and its former directors to the fullest extent that indemnification of directors is permitted by the Maryland General Corporation Law. The corporation shall indemnify and advance expenses to its officers to the same extent as its directors and to such further extent as is consistent with the law. The Board of Directors may, through a by-law, resolution or agreement, make further provisions for indemnification of directors, officers, employees and agents to the fullest extent permitted by Maryland General Corporation Law.

     (3) No provision of the Article Sixth of the Amended and Restated Articles of Incorporation shall be effective (i) to require a waiver of compliance with any provision of the Securities Act of 1933, or of the Investment Company Act of 1940, or of any valid rule, regulation or order of the Securities and Exchange Commission thereunder or (ii) to protect or purport to protect any director or officer of the corporation against any liability to the corporation or its stockholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

     Article Eighth of the Amended and Restated Bylaws provides the following:

     1. INDEMNIFICATION OF DIRECTORS AND OFFICERS. The corporation shall indemnify its directors to the fullest extent that indemnification of directors is permitted by the law. The corporation shall indemnify its officers to the same extent as its directors and to such further extent as is consistent with law. The corporation shall indemnify its directors and officers who while serving as directors or officers also serve at the request of the corporation as a director, officer, partner, trustee, employee, agent or fiduciary of another corporation, partnership, joint venture, trust, other enterprise or employee benefit plan to the same extent as its directors and, in the case of officers, to such further extent as is consistent with law. The indemnification and other rights provided by this Article shall continue as to a person who has ceased to be a director or officer and shall inure to the benefit of the heirs, executors and administrators of such a person. This Article shall not protect any such person against any liability to the corporation or any stockholder thereof to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office ("disabling conduct").

     2. ADVANCES. Any current or former director or officer of the corporation seeking indemnification within the scope of this Article shall be entitled to advances from the corporation for payment of the reasonable expenses incurred by him in connection with the matter as to which he is seeking indemnification in

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the manner and to the fullest extent  permissible under the General  Corporation
Law. The person seeking indemnification shall provide to the corporation a written affirmation of his good faith belief that the standard of conduct necessary for indemnification by the corporation has been met and a written undertaking to repay any such advance if it should ultimately be determined that the standard of conduct has not been met. In addition, at least one of the
following   additional   conditions   shall  be  met:  (a)  the  person  seeking
indemnification shall provide a security in form and amount acceptable to the corporation for his undertaking; (b) the corporation is insured against losses arising by reason of the advance; or (c) a majority of a quorum of directors of the corporation who are neither "interested persons" as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended, nor parties to the proceeding ("disinterested non-party directors"), or independent legal counsel, in a written opinion, shall have determined, based on a review of facts readily available to the corporation at the time the advance is proposed to be made, that there is reason to believe that the person seeking indemnification will ultimately be found to be entitled to indemnification.

     3. PROCEDURE. At the request of any person claiming indemnification under this Article, the Board of Directors shall determine, or cause to be determined, in a manner consistent with the General Corporation Law, whether the standards required by this Article have been met. Indemnification shall be made only following: (a) a final decision on the merits by a court or other body before whom the proceeding was brought that the person to be indemnified was not liable by reason of disabling conduct or (b) in the absence of such a decision, a reasonable determination, based upon a review of the facts, that the person to be indemnified was not liable by reason of disabling conduct by (i) the vote of a majority of a quorum of disinterested non-party directors or (ii) an independent legal counsel in a written opinion.

     4. INDEMNIFICATION OF EMPLOYEES AND AGENTS. Employees and agents who are not officers or directors of the corporation may be indemnified, and reasonable expenses may be advanced to such employees or agents, as may be provided by action of the Board of Directors or by contract, subject to any limitations imposed by the Investment Company Act of 1940, as amended.

     5. OTHER RIGHTS. The Board of Directors may make further provision consistent with law for indemnification and advance of expenses to directors, officers, employees and agents by resolution, agreement or otherwise. The indemnification provided by this Article shall not be deemed exclusive of any other right, with respect to indemnification or otherwise, to which those seeking indemnification may be entitled under any insurance or other agreement or resolution of stockholders or disinterested non-party directors or otherwise.

     6. AMENDMENTS. References in this Article are to the General Corporation Law and to the Investment Company Act of 1940 as from time to time amended. No amendment of the by-laws shall affect any right of any person under this Article based on any event, omission or proceeding prior to the amendment.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "Securities Act") may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Trust Instrument or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against
public  policy  as  expressed  in  the   Securities  Act  and,   therefore,   is
unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issues.

ITEM 16. EXHIBITS

(1) (a) Form of Articles of Incorporation - Filed as an exhibit to Post-Effective Amendment No. 69 to Registrant's Registration Statement on Form N-1A on July 26, 2000 and incorporated herein by reference.
     (b) Form of Articles Supplementary Designating Classes A, B, C & Q - Filed as an exhibit to Post-Effective Amendment No. 69 to Registrant's Registration Statement on Form N-1A on July 26, 2000 and incorporated herein by reference.

(2) Form of Bylaws - Filed as an exhibit to Post-Effective Amendment No. 69 to Registrant's Form N-1A Registration Statement on July 26, 2000 and incorporated herein by reference.

(3)  Not Applicable

(4) Form of Agreement and Plan of Reorganization between Pilgrim Growth and Income Fund, Inc. on behalf of Pilgrim Growth and Income Fund and ING Funds Trust on behalf of ING Growth & Income Fund - Filed as an exhibit to the Registrant's Registration Statement on Form N-14 on December 19, 2000 and incorporated herein by reference.

(5)  Not Applicable

(6) Form of Investment Management Agreement between Registrant and Pilgrim Investments, Inc. - Filed as an exhibit to the Registrant's Registration Statement on Form N-14 on December 19, 2000 and incorporated herein by reference.

(7) Form of Underwriting Agreement between Registrant and Pilgrim Securities, Inc. - Filed as an exhibit to the Registrant's Registration Statement on Form N-14 on December 19, 2000 and incorporated herein by reference.

(8)  Not Applicable

(9) Form of Custodian Agreement between Registrant and State Street Bank & Trust Company - Filed as an exhibit to Post-Effective Amendment No. 69 to Registrant's Registration Statement on Form N-1A on July 26, 2000 and incorporated herein by reference.

(10) (a) Form of Service and Distribution Plan for Class A Shares - Filed as an exhibit to Post-Effective Amendment No. 69 to Registrant's Registration Statement on Form N-1A on July 26, 2000 and incorporated herein by reference.
     (b) Form of Service and Distribution Plan for Class B Shares - Filed as an exhibit to Post-Effective Amendment No. 69 to Registrant's Registration Statement on Form N-1A on July 26, 2000 and incorporated herein by reference.
     (c) Form of Service and Distribution Plan for Class C Shares - Filed as an exhibit to Post-Effective Amendment No. 69 to Registrant's Registration Statement on Form N-1A on July 26, 2000 and incorporated herein by reference.
     (d) Form of Shareholder Service Plan for Class Q Shares - Filed as an exhibit to Post-Effective Amendment No. 69 to Registrant's Registration Statement on Form N-1A on July 26, 2000 and incorporated herein by reference.

(11) Form of Opinion and Consent of Counsel - Filed as an exhibit to the Registrant's Registration Statement on Form N-14 on December 19, 2000 and incorporated herein by reference.

(12) (a)  Opinion and Consent of Counsel supporting tax matters and consequences
     (b)  Consent of Dechert

(13) (a) Form of Administration Agreement between Registrant and Pilgrim Group, Inc. - Filed as an exhibit to Post-Effective Amendment No. 69 to Registrant's Registration Statement on Form N-1A on July 26, 2000 and incorporated herein by reference.
     (b) Form of Expense Limitation Agreement between Registrant and Pilgrim Investments, Inc. - Filed as an exhibit to Post-Effective Amendment No. 69 to Registrant's Registration Statement on Form N-1A on July 26, 2000 and incorporated herein by reference.

(14) (a) Consent of independent auditor - Filed as an exhibit to the Registrant's Registration Statement on Form N-14 on December 19, 2001 and incorporated herein by reference.
     (b) Consent of independent auditor - Filed as an exhibit to Post-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-14 on January 19, 2001 and incorporated herein by reference.

(15) Not Applicable

(16) Powers of Attorney - Filed as an exhibit to the Registrant's Registration Statement on Form N-14 on December 19, 2000 and incorporated herein by reference.

(17) Not Applicable

ITEM 17. UNDERTAKINGS

     (1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) under the Securities Act of 1933 [17 CFR 230.145(c)], the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

     (2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment No. 2 to its Registration Statement on Form N-14 pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 2 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Scottsdale and State of Arizona on the 30th day of May, 2001.

                                        PILGRIM GROWTH AND INCOME FUND, INC.


                                        By: /s/ Kimberly A. Anderson
                                            ------------------------------------
                                            Kimberly A. Anderson
                                            Vice President & Secretary

     Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

     Signature                          Title                           Date
     ---------                          -----                           ----

                                Director and Chairman               May __, 2001
-------------------------
John G. Turner*


/s/ James M. Hennessy           President and Chief Executive       May 30, 2001
-------------------------       Officer
James M. Hennessy


                                Senior Vice President and           May __, 2001
-------------------------       Principal Financial Officer
Michael J. Roland*


                                Director                            May __, 2001
-------------------------
Paul S. Doherty*


                                Director                            May __, 2001
-------------------------
Alan L. Gosule*


                                Director                            May __, 2001
-------------------------
Walter H. May, Jr.*


                                Director                            May __, 2001
-------------------------
Thomas J. McInerney

     Signature                   Title                                  Date
     ---------                   -----                                  ----

                                Director                            May __, 2001
-------------------------
Jock Patton*


                                Director                            May __, 2001
-------------------------
David W.C. Putnam*


                                Director                            May __, 2001
-------------------------
Blaine E. Rieke


                                Director                            May __, 2001
-------------------------
Richard A. Wedemeyer


*    By: /s/ James M. Hennessy
         ------------------------
         James M. Hennessy
         Attorney-in-Fact**

** Executed pursuant to powers of attorney filed with the Registrant's Form N-14 Registration Statement on December 19, 2000.

                                 EXHIBIT INDEX

(12)(a)   Opinion and Consent of Counsel supporting tax matters and consequences
(12)(b)   Consent of Dechert